Considerations in Relation to Acquisition of Ascend (Detail) (Ascend, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 07, 2010
Ascend
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,697	$ 1,697	$ 1,928
Value of ordinary shares			951
Contingent consideration			310
Total consideration			$ 3,189	$ 3,189